Earnings per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [Abstract]
Net income / (loss) attributable to owners of the Company	SFr (26,411)	SFr (7,096)	SFr 20,270
Earnings per share (EPS) [Abstract]
Basic, income / (loss) for the period attributable to equity holders (in CHF per share)	SFr (0.46)	SFr (0.14)	SFr 0.47
Diluted, income / (loss) for the period attributable to equity holders (in CHF per share)	SFr (0.46)	SFr (0.14)	SFr 0.44
Weighted-average number of shares used to compute EPS basic (in shares)	57,084,295	50,096,859	43,412,250
Weighted-average number of shares used to compute EPS fully diluted (in shares)	57,084,295	50,096,859	46,043,198
Antidilutive shares to be issued (in shares)	1,463,056	1,687,900
Weighted average number of equity awards outstanding (in shares)	1,582,612	2,784,245